INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2020
INCOME TAXES (Tables)
Schedule of reconciliation of income taxes

	2020	2019	2018

Expected income tax recovery (expense)	$144,000	$(110,000)	$(982,000)
Permanent differences	(72,000)	(113,000)	100,000
Changes in timing differences and other	48,000	336,000	459,000
Effect of foreign exchange changes on U.S. loss carry-forwards	-	(17,000)	(52,000)
Expired losses	-	-	-
Changes in unrecognized deferred income tax assets	(122,000)	200,000	(758,000)
Adjustments due to effective tax rate attributable to U.S. tax on subsidiaries	13,000	-	(517,000)
Total deferred and current income tax recovery (expense)	$11,000	$296,000	$(1,750,000)

Schedule of potential deferred income tax assets and liabilities

	January 31, 2020	January 31, 2019
Non-capital losses carried forward	$20,000	$-
Reclamation provision	-	-
Exploration and evaluation assets	(62,000)	(55,000)
Equipment and other	(2,000)	-
Net deferred income tax assets (liabilities)	$(44,000)	$(55,000)

Unrecognized deductible temporary differences and tax losses

	January 31, 2020	January 31, 2019
Non-capital losses carried forward	$2,662,000	$2,539,000
Equipment and other	4,000	4,000
Investments	-	-
Exploration and evaluation assets	734,000	734,000
Unrecognized deductible temporary differences	$3,400,000	$3,277,000